Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 27, 2014	Dec. 28, 2013
Property, Plant and Equipment [Abstract]
Land	$ 79	$ 72
Buildings and improvements	1,881	1,806
Machinery and equipment	5,619	5,584
Construction in progress	464	360
Property, plant and equipment, gross	8,043	7,822
Accumulated depreciation	(3,851)	(3,707)
Property, plant and equipment, net	$ 4,192	$ 4,115